TAXES ON INCOME (Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryforwards (in Israel)	$ 3,851	$ 3,892
Capital loss carryforwards (in Israel)	2,073	2,137
Reserves, operating lease and others	637	228
Tax credit carryforward	1,085	992
Total gross deferred taxes	7,646	7,249
Less valuation allowance	(6,298)	(6,160)
Deferred tax assets, net	1,348	1,089
Undistributed income of subsidiaries	(232)	(212)
Property and equipment, and operating lease	(1,161)	(877)
Total deferred tax liabilities	(1,393)	(1,089)
Net deferred tax liabilities	$ (45)